INVESCO STOCK FUNDS, INC.

         SUPPLEMENT TO INVESTOR CLASS PROSPECTUS DATED NOVEMBER 30, 2000


The section of the Prospectus entitled "Fund Management - Investment Adviser" is amended to delete the second paragraph in its entirety.

The section of the Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the fourth paragraph in its entirety, and (2) substitute the following in its place:

       INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the second paragraph in its entirety, and (2) substitute the following in its place:

       The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

       FUND                         PORTFOLIO MANAGER(S)
       Blue Chip Growth             Trent E. May
                                    Douglas J. McEldowney
       Dynamics                     Timothy J. Miller
       INVESCO Endeavor             Trent E. May
       Growth & Income              Trent E. May
                                    Fritz Meyer
       Small Company Growth         Stacie Cowell
       Value Equity                 Charles P. Mayer
       S&P 500 Index Fund           World Asset Management

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fourth and fifth paragraphs in their entirety, and (2) substitute the following paragraph in their place:

     CHARLES P. MAYER, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the ninth paragraph in its entirety, and (2) substitute the following paragraph in its place:

     TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

The section of the Prospectus entitled "Portfolio Managers" is amended to delete the tenth and eleventh paragraphs in their entirety.

This Supplement supersedes the Supplement dated December 15, 2000.

The date of this Supplement is May 18, 2001.

                            INVESCO STOCK FUNDS, INC.

            SUPPLEMENT TO CLASS C PROSPECTUS DATED NOVEMBER 30, 2000


The section of the Prospectus entitled "Fund Management - Investment Adviser" is amended to delete the second paragraph in its entirety.

The section of the Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the fourth paragraph in its entirety, and (2) substitute the following in its place:

       INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph in its entirety, and (2) substitute the following in its place:

       The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

       FUND                         PORTFOLIO MANAGER(S)
       Blue Chip Growth             Trent E. May
                                    Douglas J. McEldowney
       Dynamics                     Timothy J. Miller
       INVESCO Endeavor             Trent E. May
       Growth & Income              Trent E. May
                                    Fritz Meyer
       Small Company Growth         Stacie Cowell
       Value Equity                 Charles P. Mayer

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the third and fourth paragraphs in their entirety, and (2) substitute the following paragraph in their place:

     CHARLES P. MAYER, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the eighth paragraph in its entirety, and (2) substitute the following paragraph in its place:

     TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.


The section of the Prospectus entitled "Portfolio Managers" is amended to delete the ninth and tenth paragraphs in their entirety.

This Supplement supersedes the Supplement dated December 15, 2000.

The date of this Supplement is May 18, 2001.

                            INVESCO STOCK FUNDS, INC.

            SUPPLEMENT TO CLASS K PROSPECTUS DATED NOVEMBER 30, 2000


The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph in its entirety, and (2) substitute the following in its place:

       The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

       FUND                         PORTFOLIO MANAGER(S)
       Blue Chip Growth             Trent E. May
                                    Douglas J. McEldowney
       Dynamics                     Timothy J. Miller
       INVESCO Endeavor             Trent E. May
       Growth & Income              Trent E. May
                                    Fritz Meyer

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fifth paragraph in its entirety, and (2) substitute the following paragraph in its place:

     TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.


The section of the Prospectus entitled "Portfolio Managers" is amended to delete the sixth and seventh paragraphs in their entirety.


The date of this Supplement is May 18, 2001.